QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS	12 Months Ended
Dec. 31, 2022
Qualitative and quantitative information on financial risks [Abstract]
QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS
30. QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS
The Group is exposed to the following financial risks connected with its operations:
•financial market risk (principally relating to foreign currency exchange rates and to a lesser extent, interest rates and commodity prices), as the Group operates internationally in different currencies;
•liquidity risk, with particular reference to the availability of funds and access to the credit markets, should the Group require them, and to financial instruments in general;
•credit risk, arising from normal commercial relations with final clients and dealers, as well as the Group’s financing activities.
These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason the Group identifies and monitors these risks, in order to detect potential negative effects in advance and take the necessary action to mitigate them, primarily through the Group’s operating and financing activities and if required, through the use of derivative financial instruments.

The following section provides qualitative and quantitative disclosures on the effect that these risks may have upon the Group. The quantitative data reported in the following section does not have any predictive value. In particular, the sensitivity analysis on financial market risks does not reflect the complexity of the market or the reaction which may result from any changes that are assumed to take place.
Financial market risks

Due to the nature of the Group’s business, the Group is exposed to a variety of market risks, including foreign currency exchange rate risk and to a lesser extent, interest rate risk and commodity price risk.

The Group’s exposure to foreign currency exchange rate risk arises from the geographic distribution of the Group’s shipments, as the Group generally sells its models in the currencies of the various markets in which the Group operates, while the Group’s industrial activities are all based in Italy, and primarily denominated in Euro.

The Group’s exposure to interest rate risk arises from the need to fund certain activities and the necessity to deploy surplus funds. Changes in market interest rates may have the effect of either increasing or decreasing the Group’s net profit/(loss), thereby indirectly affecting the costs and returns of financing and investing transactions.

The Group has in place various risk management policies, which primarily relate to foreign exchange and commodity price, interest rate and liquidity risks. The Group’s risk management policies permit derivatives to be used for managing such risk exposures at risk. Counterparties to these agreements are major financial institutions. Derivative financial instruments can only be executed for hedging purposes.

In particular, the Group used derivative financial instruments as cash flow hedges primarily for the purpose of limiting the negative impact of foreign currency exchange rate fluctuations on forecasted transactions denominated in foreign currencies. Accordingly, as a result of applying risk management policies with respect to foreign currency exchange exposure, the Group’s results of operations have not been fully exposed to fluctuations in foreign currency exchange rates. However, despite these risk management policies and hedging transactions, sudden adverse movements in foreign currency exchange rates could have a significant effect on the Group’s earnings and cash flows.

The Group also enters into interest rate caps as required by certain of its securitization agreements.

Information on the fair value of derivative financial instruments held is provided in Note 19.

Information on foreign currency exchange rate risk

The Group is exposed to risks resulting from changes in foreign currency exchange rates, which can affect its earnings and equity. In particular:

•Where a Group company incurs costs in a currency different from that of its revenues, any change in foreign currency exchange rates can affect the operating results of that company. In 2022, the total trade flows exposed to foreign currency exchange rate risk amounted to the equivalent of 65 percent of the Group’s net revenues (58 percent in 2021 and 58 percent in 2020).
•The main foreign currency exchange rate to which the Group is exposed is the Euro/U.S. Dollar for sales in U.S. Dollar in the United States and other markets where the U.S. Dollar is the reference currency. In 2022, the value of commercial activities exposed to fluctuations in the Euro/U.S. Dollar exchange rate accounted for approximately 52 percent (51 percent in 2021 and 53 percent in 2020) of the total currency risk from commercial activities. In 2022 the commercial activities exposed to the Euro/Chinese Renminbi exchange rate and the Euro/Japanese Yen exchange rate exceeded 10 percent (in 2021 and 2020 the Euro/Japanese Yen exchange rate and the Euro/Pound Sterling exchange rate exceeded 10 percent) of the total currency risk from commercial activities. Other significant exposures included the exchange rate between the Euro and the following currencies: Swiss Franc, Canadian Dollar and Australian Dollar. None of these exposures, taken individually, exceeded 10 percent of the Group’s total foreign currency exchange rate exposure for commercial activities in 2022, 2021 and 2020. It is the Group’s policy to use derivative financial instruments (primarily forward currency contracts and currency options) to hedge up to 90 percent of the principal exposures to foreign currency exchange risk, typically for a period of up to twelve months.
•Several subsidiaries are located in countries that are outside the Eurozone, in particular the United States, China, Hong Kong, Japan and Australia. As the Group’s reporting currency is the Euro, the income statements of those companies are translated into Euro using the average exchange rate for the period and, even if revenues and margins are unchanged in local currency, changes in exchange rates can impact the amount of revenues, costs and profit as translated into Euro.
•The amount of assets and liabilities of consolidated companies that report in a currency other than the Euro may vary from period to period as a result of changes in exchange rates. The effects of these changes are recognized directly in equity as a component of other comprehensive income/(loss) under gains/(losses) from currency translation differences.
The Group monitors its principal exposure to translation exchange risk, although the Group did not engage in any specific hedging activities in relation to translation exchange risk for the periods presented.

Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements, are recognized in the consolidated income statement within the net financial income/(expenses) line item or as cost of sales for charges arising from financial services companies. The Group uses specific financial derivatives to hedge these exposures.

The impact of foreign currency exchange rate differences recorded within financial income/(expenses) for the year ended December 31, 2022, including the costs of hedging foreign currency exchange rate risk, amounted to net losses of €25,923 thousand (net losses of €11,407 thousand and €27,029 thousand for the years ended December 31, 2021 and 2020, respectively).

All of the Group’s financial services activities are conducted in the functional currencies of the related financial services companies, therefore the impact of foreign currency exchange rate differences arising from financial services activities was zero in all periods presented.

Except as noted above, there have been no substantial changes in 2022 in the nature or structure of exposure to foreign currency exchange rate risks or in the Group’s hedging policies.

The potential decrease in fair value of derivative financial instruments held by the Group at December 31, 2022 to hedge against foreign currency exchange rate risks, which would arise in the case of a hypothetical, immediate and adverse change of 10 percent in the exchange rates of the major foreign currencies with the Euro, would be approximately €174,550 thousand (€98,165 thousand at December 31, 2021). Receivables, payables and future trade flows for which hedges have been put in place were not included in the analysis. It is reasonable to assume that changes in foreign currency exchange rates will produce the opposite effect, of an equal or greater amount, on the underlying transactions that have been hedged. The sensitivity analysis is based on currency hedging in place at the end of the period, which can vary during the period and assumes unchanged market conditions other than exchange rates, such as volatility and interest rates. For this reason, it is purely indicative.

Information on interest rate risk

The Group’s exposure to interest rate risk, though less significant, arises from the need to fund financial services activities and the necessity to deploy surplus funds. Changes in market interest rates may have the effect of either increasing or decreasing the Group’s net profit/(loss), thereby indirectly affecting the costs and returns of financing and investing transactions.

The Group’s most significant floating rate financial assets at December 31, 2022 were cash and cash equivalents and certain receivables from financing activities (related to client and dealer financing), while 42 percent of the Group’s gross debt bears floating rates of interest (37 percent at December 31, 2021). At December 31, 2022, a decrease of 10 basis points in interest rates on floating rate financial assets and debt, with all other variables held constant, would have resulted in a decrease in profit before taxes of €303 thousand on an annual basis (a decrease of €486 thousand at December 31, 2021). The analysis is based on the assumption that floating rate financial assets and debt which expire during the projected 12-month period will be renewed or reinvested in similar instruments, bearing the hypothetical short-term interest rates.

Information on commodity price risk

The Group’s exposure to commodity price risk, though much less significant than foreign exchange rate risk and interest rate risk, arises from the need to use a variety of raw materials in the Group’s operations, including aluminum and precious metals such as palladium and rhodium. The Group monitors its exposure to commodity price risk and may hedge a portion of such exposure through derivative financial instruments (primarily commodity swaps).

Liquidity risk

Liquidity risk arises if the Group is unable to obtain the funds needed to carry out its operations and meet its obligations. The main determinant of the Group’s liquidity position is the cash generated by or used in operating and investing activities.

From an operating point of view, the Group manages liquidity risk by monitoring cash flows and keeping an adequate level of funds readily available. The main funding operations and investments in cash and marketable securities of the Group are centrally managed or supervised by the treasury department with the aim of ensuring effective and efficient management of the Group’s liquidity. The Group has established various policies which are managed or supervised centrally by the treasury department with the purpose of optimizing the management of funds and reducing liquidity risk which include:
•centralizing liquidity management through the use of cash pooling arrangements
•maintaining a conservative level of available liquidity
•diversifying sources of funding
•obtaining adequate credit lines
•monitoring future liquidity requirements on the basis of business planning
Intercompany financing between Group entities is not restricted other than through the application of covenants requiring that transactions with related parties be conducted at arm’s length terms.

Details on the maturity profile of the Group’s financial assets and liabilities and on the structure of derivative financial instruments are provided in Notes 19 and 24. Details of the repayment of derivative financial instruments are provided in Note 19.

To preventively and prudently manage potential liquidity or refinancing risks in the foreseeable future, the Group has secured available undrawn committed credit lines, which amounted to €669 million and €676 million at December 31, 2022 and 2021.

The Group believes that its total available liquidity (defined as cash and cash equivalents plus undrawn committed credit lines), in addition to funds that will be generated from operating activities, will enable Ferrari to satisfy the requirements of its investing activities and working capital needs fulfill its obligations to repay its debt and ensure an appropriate level of operating and strategic flexibility. The Group therefore believes there is no significant risk of a lack of liquidity.

Credit risk

Credit risk is the risk of economic loss arising from the failure to fully collect receivables. Credit risk encompasses the direct risk of default and the risk of a deterioration of the creditworthiness of the counterparty.

The maximum credit risk to which the Group is theoretically exposed at December 31, 2022 is represented by the carrying amounts of the financial assets presented in the consolidated statement of financial position sheet and the nominal value of the guarantees provided.

Dealers and clients are subject to a specific evaluation of their creditworthiness. Additionally, it is Group practice to obtain financial guarantees against risks associated with credit granted for the purchase of cars and parts. These guarantees are further strengthened, where possible, by retaining title on cars subject to financing agreements.

Credit positions of material significance are evaluated on an individual basis. Where objective evidence exists that they are uncollectible, in whole or in part, specific write-downs are recognized. The amount of the write-down is based on an estimate of the recoverable cash flows, the timing of those cash flows, the cost of recovery and the fair value of any guarantees received.

Receivables from financing activities amounting to €1,399,997 thousand at December 31, 2022 (€1,143,968 thousand at December 31, 2021) are shown net of the allowance for doubtful accounts amounting to €9,950 thousand (€11,204 thousand at December 31, 2021). After considering the allowance for doubtful accounts, €62,779 thousand of receivables were overdue (€52,733 thousand at December 31, 2021). Therefore, overdue receivables represent a minor portion of receivables from financing activities.

Receivables from financing activities relate entirely to the financial services portfolio in the United States and such receivables are generally secured on the titles of cars or other guarantees.

Trade receivables amounting to €232,414 thousand at December 31, 2022 (€185,000 thousand at December 31, 2021) are shown net of the allowance for doubtful accounts amounting to €25,800 thousand (€25,984 thousand at December 31, 2021). After considering the allowance for doubtful accounts, €45,657 thousand of receivables were overdue (€47,237 thousand at December 31, 2021).